Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

Intangible lease assets of the Company consist of the following as of December 31, 2012 and 2011 (amounts in thousands):

	December 31,
	2012	2011
In-place leases, gross	$210,959	$21,777
Accumulated amortization on in-place leases	(11,183)	(3,282)
In-place leases, net of accumulated amortization	199,776	18,495
Above market leases, gross	1,264	-
Accumulated amortization on above market leases	(116)	-
Above market leases, net of accumulated amortization	1,148	-
Total intangible lease assets, net	$200,924	$18,495

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

The following table provides the weighted-average amortization period as of December 31, 2012 for intangible lease assets and the projected amortization expense and adjustments of rental income for the next five years of the Company (amounts in thousands):

	Weighted- Average Amortization Period in Years	2013	2014	2015	2016	2017
In-place leases:
Total to be included in amortization expense	11.9	$19,265	$19,234	$18,855	$18,586	$18,049
Above market leases:
Total to be included in rental income	5.0	$252	$252	$252	$252	$122
Total intangible lease assets	11.9

Schedule of Share Repurchase Program

When a stockholder requested repurchases and the repurchases were approved by ARCT III's board of directors, it reclassified such obligation from equity to a liability based on the settlement value of the obligation. The following table reflects the number of shares repurchased for the years ended December 31, 2012 and 2011. There were no repurchases requested or fulfilled during the period from October 15, 2010 ("ARCT III's date of inception") to December 31, 2010.

Year ended December 31,	Number of Requests	Number of Shares	Average Price per Share
2011	1	2,375	$10.00
2012	73	179,104	9.93
Cumulative repurchase requests as of December 31, 2012(1)	74	181,479	$9.93
(1)	Includes unfulfilled repurchase requests for 35,180 shares at a average price per share of $9.86, which were approved for repurchase as of December 31, 2012.